Derivative Liabilities		9 Months Ended
	Jan. 12, 2020	Sep. 30, 2021
Derivative Liabilities
Derivative Liabilities

5. Derivative Liabilities

The following inputs and assumptions were used to value the convertible debentures outstanding during the years ended December 31, 2020 and December 31, 2019:

The projected annual volatility for each valuation period was based on the historic volatility of the Company of 268.8% and 194% at December 31, 2020 and 2019, respectively. The risk free rate was 0.08% and 1.48% at December 31, 2020 and 2019, respectively. The expected life was one year and the dividend yield was 0% for each year.

A summary of the activity of the derivative liability is shown below:

Balance, December 31, 2018	$574,797
Change in value	202,321
Balance, December 31, 2019	777,118
Change in value	526,338
Balance, December 31, 2020	$1,303,456

6. Derivative Liabilities

The following inputs and assumptions were used to value the convertible debentures outstanding during the years ended September 30, 2021, and September 30, 2020:

The projected annual volatility for each valuation period was based on the historic volatility of the Company of 245.6% and 269.5% on September 30, 2021, and 2020, respectively. The risk-free rate was .07% and 0.08% on September 30, 2021, and 2020, respectively. The expected life was nine months and the dividend yield was 0% for each year.

A summary of the activity of the derivative liability is shown below:

Balance, September 30, 2019	$659,381
Change in value	331,941
Balance, September 30, 2020	991,322
Change in value	15,517,428
Balance, September 30, 2021	16,508,750